Leasing - Schedule of Embedded Leasing Consideration (Details) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Potential PIS Pasep And Cofins Tax Rate	9.25%
Nominal [member]
IfrsStatementLineItems [Line Items]
Consideration for the leasing	R$ 659
Potential PIS/Pasep and Cofins (9.25%)	36
Adjusted To Present Value [member]
IfrsStatementLineItems [Line Items]
Consideration for the leasing	429
Potential PIS/Pasep and Cofins (9.25%)	R$ 21